Apr. 29, 2016

GAMCO GLOBAL SERIES FUNDS, INC.

Supplement dated September 30, 2016

to the

Prospectus dated April 29, 2016;

Statement of Additional Information dated April 29, 2016; and

The Gabelli Global Rising Income and Dividend Fund’s Summary Prospectus dated April 29, 2016

This supplement amends certain information in the Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) each dated April 29, 2016, of GAMCO Global Series Funds, Inc. (the “Corporation”), and in the Summary Prospectus (the “Summary Prospectus”) of The Gabelli Global Rising Income and Dividend Fund (the “Fund”) dated April 29, 2016. Unless otherwise indicated, all other information included in the Prospectus, SAI, and Summary Prospectus that is not inconsistent with the information set forth in this supplement remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus, SAI, and Summary Prospectus.

Revised Fee and Expense Waiver For Class I Shares

Effective October 1, 2016, Gabelli Funds, LLC, the Adviser, has agreed to amend its contractual agreement with respect to Class I shares of the Fund to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00%. This arrangement is in effect through April 30, 2018.

Under these same arrangements, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.00% for Class I shares after giving effect to the repayments.

There are no changes to the terms of the contractual agreement with respect to the Fund’s Class AAA, A or C shares or share classes of other funds in the Corporation.

This Fund’s waiver/reimbursement arrangements for Class I shares are in effect through April 30, 2018, and may be terminated only by the Board of Directors of the Corporation before such time. The waiver/reimbursement arrangements for Class AAA, A and C shares of the Fund, and for share classes of other funds in the Corporation, continue to remain in effect through April 30, 2017, and may be terminated only by the Board of Directors of the Corporation before such time.

Revised Fees and Expenses Table

To reflect the change in the contractual fee and expense waiver, the section “Fees and Expenses” in the Fund’s Summary Prospectus and in the Corporation’s Prospectus as it relates to the Fund is modified as follows:

Fees and Expenses of the GRID Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the GRID Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 32 of the prospectus.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees

(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.50%	0.50%	0.50%	0.50%

Total Annual Fund Operating Expenses(1)	1.75%	1.75%	2.50%	1.50%
Fee Waiver and/or Expense Reimbursement(1)	---	---	---	0.50%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.75%	1.75%	2.50%	1.00%

(1)	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the GRID Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 2.00%, 2.00%, 2.75%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. Under this same arrangement, the GRID Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the GRID Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00%, 2.00%, 2.75%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively, after giving effect to the repayments. This arrangement is in effect through April 30, 2017, for the Class AAA, A, and C shares, and through April 30, 2018 for the Class I shares, and may be terminated only by the Board of Directors of the Corporation before such respective times.

Expense Example

This example is intended to help you compare the cost of investing in the GRID Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the GRID Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the GRID Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$178	$551	$949	$2,062
Class A Shares	$743	$1,094	$1,469	$2,519
Class C Shares	$353	$779	$1,331	$2,836
Class I Shares	$102	$425	$771	$1,748

You would pay the following expenses if you did not redeem your shares of the GRID Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$178	$551	$949	$2,062
Class A Shares	$743	$1,094	$1,469	$2,519
Class C Shares	$253	$779	$1,331	$2,836
Class I Shares	$102	$425	$771	$1,748